Disposal of Subsidiaries - Summary of Gain on Disposal of Subsidiaries (Detail) - 12 months ended Dec. 31, 2020 - SPL Cayman Holdings Limited [member] $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration	$ 4,078,844	$ 145,258
Net assets disposed of	(3,113,151)	(110,867)
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control over SF	(162,940)	(5,803)
Gain on disposal of SF	$ 802,753	$ 28,588